Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Apr. 30, 2025	Mar. 25, 2025	Dec. 31, 2024	Jan. 31, 2025
Subsequent Event [Line Items]
Cash dividend per common share (in Dollars per share)			$ 0.3
Cash dividend paid			$ 16,800
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend per common share (in Dollars per share)		$ 0.36
Cash dividend paid		$ 20,100
Subsequent Event [Member] | Sapiens [Member]
Subsequent Event [Line Items]
Acquisition of outstanding shares, percentage				60.00%
Canadian [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash consideration				$ 6,485
Canadian [Member] | Subsequent Event [Member] | Sapiens [Member]
Subsequent Event [Line Items]
Acquisition of outstanding shares, percentage				100.00%
Spanish [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash consideration				$ 10,884
Forecast [Member]
Subsequent Event [Line Items]
Cash dividend per common share (in Dollars per share)	$ 0.66
Cash dividend paid	$ 36,900